Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Options.
Schedule of stock options

Weighted-Average
		Weighted-	Remaining	Aggregate Intrinsic
	Number of	Average	Contractual	Value
	Shares	Exercise Price	Term (Years)	($ in thousands)
Options outstanding at December 31, 2023	509,133	$4.75	9.46	$66
Options granted	—	—	—	—
Less: options forfeited	—	—	—	—
Less: options expired/cancelled	—	—	—	—
Less: options exercised	—	—	—	—
Options outstanding at September 30, 2024	509,133	$4.75	8.71	$—
Options exercisable at September 30, 2024	454,600	$5.15	8.65	$—

			Weighted-Average	Aggregate Intrinsic
		Weighted-Average	Remaining Contractual	Value
	Number of Shares	Exercise Price	Term (Years)	($ in thousands)
Options outstanding at December 31, 2021	61,567	$33.80	9.23	$—
Options granted	5,000	33.40
Less: options expired/cancelled	(7,500)	(32.10)
Options outstanding at December 31, 2022	59,067	$34.02	8.29	$—
Options granted	455,066	1.27
Less: options forfeited	(5,000)	(33.40)
Options outstanding at December 31, 2023	509,133	$4.75	9.46	$66
Options exercisable at December 31, 2023	138,600	$14.15	8.90	$—

		Weighted-Average
	Number of Shares	Price
RSUs outstanding at December 31, 2021	11,642	$32.90
RSUs granted	30,927	11.90
Less: RSUs forfeited	—	—
Less: RSUs expired/cancelled	—	—
Less: RSUs vested	(2,331)	(30.90)
RSUs outstanding at December 31, 2022	40,238	$16.87
RSUs granted	—	—
Less: RSUs forfeited	—	—
Less: RSUs expired/cancelled	—	—
Less: RSUs vested	(40,238)	(16.87)
RSUs outstanding at December 31, 2023	—	$—